NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	12 Months Ended
Dec. 31, 2021
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITIONFixed assets
4.1.1 Intangible assets

Accounting policies
Internally generated intangible assets – Research and development costs
In accordance with IAS 38 Intangible Assets (“IAS 38”), research expenditures are expensed in the period during which they are incurred.
An internally generated intangible asset relating to a development project is recorded as an asset if, and only if, the following criteria are met:
(a) it is technically feasible to complete the development project;
(b) intention on the part of the Company to complete the project and to utilize it;
(c) capacity to utilize the intangible asset;
(d) proof of the probability of future economic benefits associated with the asset;
(e) availability of the technical, financial, and other resources for completing the project; and
(f) reliable evaluation of the development expenses.
The initial measurement of the asset is the sum of expenses incurred starting on the date on which the development project meets the above criteria.
Because of the risks and uncertainties related to regulatory authorizations and to the research and development process, the Company believes that the six criteria stipulated by IAS 38 have not been fulfilled to date and the application of this principle has resulted in all development costs being expensed as incurred in all periods presented.
Other intangible assets
Other intangible assets are recorded at their acquisition cost plus costs directly attributable to the preparation of the asset for its intended use.
Other intangible assets mainly comprised costs of modeling studies of a new production process and costs of acquisition of software licenses.
As the new production process relates to equipment that is not yet constructed, the amortization will begin on the date the equipment will be available for use (i.e. when it is in the location and condition necessary for it to be capable of operating). In the meantime, an impairment test will be performed (see note 4.1.3).
Intangible assets with a finite life are amortized on the basis of the straight-line method over their estimated useful life.

Intangible assets Item	Amortization period
Software	1 to 5 years

(amounts in thousands of euros)	Other intangible assets	Intangible assets in progress	TOTAL
GROSS VALUE
As of As of December 31, 2018	1,833	—	1,833
Increase	16	—	16
Decrease	—	—	—
FX rate impact	—	—	—
Reclassification	27	—	27
As of As of December 31, 2019	1,876	—	1,876
Increase	—	2	2
Decrease	—	—	—
FX rate impact	(1)	—	(1)
Reclassification	—	—	—
As of As of December 31, 2020	1,875	2	1,877
Increase	—	—	—
Decrease	(201)	—	(201)
FX rate impact	1	—	1
Reclassification	(2)	—	(2)
As of As of December 31, 2021	1,673	2	1,675

ACCUMULATED AMORTIZATION AND DEPRECIATION
As of As of December 31, 2018	(220)	—	(220)
Increase	(1,053)	—	(1,053)
Decrease	—	—	—
FX rate impact	—	—	—
As of As of December 31, 2019	(1,273)	—	(1,273)
Increase	(16)	—	(16)
Decrease	—	—	—
FX rate impact	1	—	1
As of As of December 31, 2020	(1,288)	—	(1,288)
Increase	(571)	—	(571)
Decrease	199	—	199
FX rate impact	—	—	—
As of As of December 31, 2021	(1,660)	—	(1,660)

NET VALUE
As of December 31, 2018	1,613	—	1,613
As of December 31, 2019	603	—	603
As of December 31, 2020	587	2	589
As of December 31, 2021	13	2	15
The Other intangible assets include €1,596 thousand as a transfer in 2018 of expenses incurred as part of a new production process that were recognized in assets under construction as of December 31, 2017.
Considering that the new production process (€1,596 thousand) relates to equipment that is not yet constructed, an impairment test is performed annually and whenever there is an indication that the intangible asset may be impaired (see note 4.1.3). Following clarification at the end of 2019, the Company determined that €1,036 thousand of the intangible asset will no longer be used in the intended production process. This amount has been impaired in totally in 2021.
4.1.2 Property, plant and equipment

Accounting policies
Property, plant and equipment are recorded at their acquisition cost, comprised of their purchase price and all the direct costs incurred to bring the asset to the location and working condition for its use as intended by the company’s management.
Property, plant, and equipment are depreciated on the basis of the straight-line method over their estimated useful life. The non-reusable fixtures of property rented are depreciated over the term of their own lifetime or of the term of the rental agreement, whichever is shorter.
The depreciation periods used are the following:

Property, plant and equipment items	Depreciation period
Industrial equipment	1 to 5 years
Fixtures and improvements in structures	3 to 10 years
Office equipment and computers	3 to 5 years

The useful lives of property, plant and equipment as well as any residual values are reviewed at each year end and, in the event of a significant change, result in a prospective revision of the depreciation pattern.

(amounts in thousands of euros)	General equipment, fixtures and fittings	Plant, equipment and tooling	Office equipment and computers	Assets under construction	TOTAL
GROSS VALUE
As of December 31, 2018	2,007	2,584	824	13,559	18,974
Increase	9,489	1,557	387	630	12,063
Decrease	(437)	(106)	(112)	(21)	(676)
FX rate impact	(63)	(8)	2	268	199
Reclassification	11,389	779	70	(13,357)	(1,119)
As of December 31, 2019	22,385	4,806	1,171	1,079	29,441
Increase	30	301	37	78	446
Decrease	(83)	(69)	—	(26)	(178)
FX rate impact	(1,644)	(247)	(36)	(13)	(1,940)
Reclassification	13	996	32	(1,041)	—
As of December 31, 2020	20,701	5,787	1,204	77	27,769
Increase	59	27	21	108	215
Decrease	(157)	(144)	(204)		(505)
FX rate impact	1,487	234	31	3	1,755
Reclassification		12	65	(76)	1
As of December 31, 2021	22,090	5,916	1,117	112	29,235

ACCUMULATED DEPRECIATION
As of December 31, 2018	(1,471)	(1,824)	(405)	—	(3,700)
Increase	(1,148)	(469)	(180)	—	(1,797)
Decrease	437	85	112	—	634
FX rate impact	—	—	(3)	—	(3)
Reclassification	61	988	7	—	1,056
As of December 31, 2019	(2,121)	(1,220)	(469)	—	(3,810)
Increase	(2,232)	(993)	(232)	—	(3,457)
Decrease	8	69	—	—	77
FX rate impact	218	52	13	—	283
Reclassification	—	—	—	—	—
As of December 31, 2020	(4,127)	(2,092)	(688)	—	(6,907)
Increase	(2,170)	(1,072)	(213)		(3,455)
Decrease	151	142	196		489
FX rate impact	(308)	(80)	(14)		(402)
Reclassification					—
As of December 31, 2021	(6,454)	(3,102)	(719)	—	(10,275)

NET VALUE
As of December 31, 2018	536	760	419	13,559	15,274
As of December 31, 2019	20,265	3,586	702	1,079	25,632
As of December 31, 2020	16,574	3,695	516	77	20,862
As of December 31, 2021	15,636	2,814	398	112	18,960
The main investments in 2019 are related to :
•Fixtures and fittings and industrial equipment of the Princeton manufacturing facility (€10.6 million)
•The expansion of the manufacturing facility in Lyon (€0.7 million)
These two facilities began the production of GMP-compliant clinical batches in 2019.
No significant investments were made in 2020 or 2021.
4.1.3 Impairment on fixed assets

Accounting policies

According to IAS 36 Impairment of Assets (“IAS 36”), a loss in value must be recognized where the carrying value of an asset, or the cash generating unit to which the asset belongs (if it is not possible to estimate the recoverable amount of the individual asset), is higher than its recoverable value. The recoverable value of an asset corresponds to its fair value less costs to sell or its value in use, whichever is higher.
The property, plant, and equipment and intangible assets that have a finite life are subject to an impairment test when the recoverability of their carrying value is called into question by the existence of indications of impairment.
The intangible assets that are not amortized are tested for impairment at the end of the period in which they are acquired, subsequently annually and whenever there is an indication that the intangible asset may be impaired.
An impairment is recognized up to the amount of the excess of the value over the recoverable value of the asset.
Following the negative results of TRYbeCA1 clinical trial,the company reviewed the risk of impairment on its tangible fixed assets.With the sale of the assets of the Princeton plant to Catalent, representing a net book value of 16.4 million euros and generating a significant capital gain, the company considers that no asset impairment is necessary at December 31, 2021.

Right of use

Accounting policies
In accordance with IFRS 16 Leases (“IFRS 16”), applicable since January 1, 2019, the right of use is recognized on the lessee’s balance sheet when the asset linked to the lease agreement become available.
The right of use asset is measured at cost and comprises:
• the amount of the initial measurement of the lease liability (see note 4.10),
• lease incentives, payments at or prior to commencement date,
• incremental costs which would not have been incurred if the contract had not been concluded.
The right of use is subsequently measured at cost less depreciation and any accumulated impairment loss. The amount can be adjusted based on certain revaluations of the lease liability.
Following the negative results of TRYbeCA1 clinical trial,the company reviewed the risk of impairment on its right of use.With the sale of the assets of the Princeton plant to Catalent, representing a right of use of 4.2 million euros, and in view of the estimated market value of the other rights of use, the company considers that no impairment of right of use is necessary at December 31, 2021.

(amounts in thousands of euros)	Buildings	Plant, equipment and tooling	Transport equipment	Office equipment and computers	TOTAL
GROSS VALUE
As of December 31, 2018	—	—	—	—	—
First application of IFRS 16	7,397	—	47	—	7,444
Increase	4,088	—	33	—	4,121
Decrease	(355)	(20)	—	—	(375)
FX rate impact	107	—	—	—	107
Reclassification	—	974	—	118	1,092
As of December 31, 2019	11,237	954	80	118	12,389
Increase	92	—	7	—	99
Decrease	—	—	(14)	—	(14)
FX rate impact	(483)	—	—	—	(483)
Reclassification		0	—	0	0
As of December 31, 2020	10,846	954	73	118	11,991
Increase		383	33		416
Decrease	(1,763)				(1,763)
FX rate impact	362	13			375
Reclassification					—
As of December 31, 2021	9,445	1,350	106	118	11,019

ACCUMULATED DEPRECIATION
As of December 31, 2018	—	—	—	—	—
Increase	(1,304)	—	(23)	(39)	(1,366)
Decrease	16	20	—	—	36
FX rate impact	3	—	—	—	3
Reclassification	—	(974)	—	(79)	(1,053)
As of December 31, 2019	(1,285)	(954)	(23)	(118)	(2,380)
Increase	(1,489)	—	(29)	—	(1,518)
Decrease	0	0	10	—	10
FX rate impact	125	—	—	—	125
Reclassification	—	—	—	—	—
As of December 31, 2020	(2,649)	(954)	(42)	(118)	(3,763)
Increase	(1,252)	(76)	(23)	—	(1,351)
Decrease	1,070	—	—	—	1,070
FX rate impact	(103)	(3)	—	—	(106)
Reclassification	—	—	—	—	—
As of December 31, 2021	(2,934)	(1,033)	(65)	(118)	(4,150)

NET VALUE
As of December 31, 2019	9,952	—	57	—	10,009
As of December 31, 2020	8,197	—	31	—	8,228
As of December 31, 2021	6,511	317	41	—	6,869
The decrease of 1,359K€ in 2021 is mainly related to the depreciation of the period.Other non current assets

Accounting policies

Other financial assets are composed of receivables initially recognized at their fair value and then at the amortized cost calculated with the effective interest rate (“EIR”) method.
Financial assets with a maturity of more than one year are classified in “other non-current financial assets” in accordance with IAS 1.

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Deposits related to leased premises	475	454	476
Advance payments to suppliers	226	620	342
Other	17	17	58
Total other non-current assets	718	1,091	876
Advance payments comprise payments made to service providers, especially Contract Research Organizations (“CROs”), involved with the conduct of the clinical trials in the solid tumors indication (TRYbeCA-1 and TRYbeCA-2 trials).
Inventories

Accounting policies

In compliance with IAS 2 Inventories (“IAS 2”), inventories are recognized at their cost or at their net realizable value, whichever is lower. Cost is determined on a First-In First-Out (FIFO) cost basis. Management periodically reviews the inventory for obsolescence and adjusts as necessary.

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Raw materials	358	0	—
Total inventory	358	0	—
Trade receivables and other current assets

Accounting policies

Other current assets are initially recognized at their fair value and then at the amortized cost calculated with the effective interest rate (“EIR”) method.
Trade receivables
Trade receivables are initially recognized in accordance with IFRS 15 and then at the amortized cost calculated with the effective interest rate (“EIR”) method. The Company recognizes loss allowances for expected credit losses (“ECL”), which, for trade receivables and contract assets, are measured at an amount equal to lifetime ECLs that result from all possible default events over their expected life. Loss allowances are deducted from the gross amounts of the assets.

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Trade and other receivables	36	4	12
Total current trade receivables	36	4	12
Research Tax Credit	3,917	3,432	3,549
Net investment in a sublease	—	—	479
Other receivables (including tax and social receivables)	1,870	898	669
Prepaid expenses	2,188	793	1,256
Advance payments to suppliers	28	51	377
Other financial assets	13	8	7
Total other current assets	8,016	5,182	6,337
Research Tax Credit
The Company benefits from the provisions in Articles 244 quater B and 49 septies F of the French Tax Code related to the Research Tax Credit.
As of December 31, 2019, December 31, 2020 and December 31, 2021, the CIR receivables included Research Tax Credit of the year.
Tax and social receivables and other receivables
Tax and social receivables and other receivables mainly related to VAT receivables (€942 thousand as of December 31, 2019, €635 thousand as of December 31, 2020 and €610 thousand as of December 31, 2021) and credit notes to be received ( €570 thousand as of December 31, 2019, €185 thousand as of December 31, 2020 and €9 thousand as of December 31, 2021).
Prepaid expenses
As of December 31, 2019, prepaid expenses are mainly related to advances payments made to suppliers of asparaginase amounted to €1,295 thousand.
As of December 31, 2021, prepaid expenses are mainly related to rent and insurance expenses (€484 thousand and €397 thousand).
Cash and cash equivalents

Accounting policies

The item “cash and cash equivalents” includes bank accounts and highly liquid securities. They are readily convertible into a known amount of cash and are subject to a negligible risk of change in value.
The cash equivalents classification is made if the following criteria are fulfilled:
• held for the purpose of meeting short term cash commitments rather than for investment or other purposes.
• exit options exist:
◦exercisable at any time at least every three months;
◦initially included in the contract and this exit option is always provided in the initial contract; and
◦exercisable without exit penalty and without significant risk of change in the amount received as cash reimbursement.
• there is no value risk related to the level of minimum compensation acquired (i.e. that obtained in the event of early exit) because over the entire duration and at each moment this remuneration will be identical to that obtained from an investment of no more than three months that meets the definition of a cash equivalent. This can be the case when the rate is variable or revisable.
They are recorded as assets in cash equivalents, measured at their fair value, and the changes in value are recognized in financial income (loss).

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Current account	68,066	34,348	24,593
Term deposits	5,107	10,098	9,106
Total cash and cash equivalents as reported in statement of financial position	73,173	44,446	33,699
Bank overdrafts	—	—	—
Total cash and cash equivalents as reported in statement of cash flow	73,173	44,446	33,699
As of December 31, 2019, term deposits included a term deposit of €5.0 million with a maturity of one month and deposits of €0.1 million convertible into cash immediately.
As of December 31, 2020, term deposits included a term deposit of €10.0 million with a maturity of one month and deposits of €0.1 million convertible into cash immediately.
As of December 31, 2021, term deposits included a term deposit of €9.0 million with a maturity of one month and deposits of €0.10 million convertible into cash immediately.
Shareholders’ equity

Accounting policies

Common shares are classified under shareholders’ equity. The costs of share capital transactions that are directly attributable to the issue of new shares or options are recognized in shareholders’ equity as a deduction from the proceeds from the issue, net of tax.

As of December 31, 2021, the capital of the Parent Company consisted of 31,018,553 shares, fully paid up, with a nominal value of 0.10 euro.

Number of shares
As of December 31, 2018	17,940,035
As of December 31, 2019	17,940,035
Conversion of convertible notes ("OCA")	2,094,704
Exercise of warrants	16,080
Free shares acquired	6,743
As of December 31, 2020	20,057,562
Shares issued as part of the April Registered Direct Offering	4,137,932
Shares sold under the at-the-market (“ATM”) program	744,186
Shares issued as part of the December Registered Direct Offering	3,078,432
Conversion of convertible notes ("OCA")	2,977,887
Free shares acquired	22,554
As of December 31, 2021	31,018,553
Capital management
The capital is managed to ensure that the Company will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance. The Company is not subject to any externally imposed capital requirements. For additional information on capital and premium increase see: 2.9 Events after the close of the reporting period
The number of shares presented does not include the warrants issued in connection with the registered offerings in 2021.
•For the registered offering of April 2021: 3,103,449 Warrants, giving the right to subscribe to one share of the company. The Warrants have an exercise price of 7.5 euros per share, will be immediately exercisable upon issuance and will expire two years from the issuance date.
•For the registered offering of December 2021: 2,308,824 Warrants, giving the right to subscribe to one share of the company. The Warrants have an exercise price of 2.83 euros per share, will be immediately exercisable upon issuance and will expire two years from the issuance date.
Provisions

Accounting policies

A provision is recognized when the Company has a current or implicit legal obligation resulting from a past event, where the obligation can be reliably estimated, and where it is probable that an outflow of resources representing economic benefits will be necessary to settle the obligation. The portion of a provision that become due in less than one year is recorded under current liabilities, and the balance under non-current liabilities. The provisions are discounted when the impact is material.
Disclosure is made on any contingent assets and liabilities where the impact is expected to be material, except where the probability of occurrence is low.

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Provision for retirement indemnities	506	652	524
Provisions - non-current portion	506	652	524
Other provisions	71	—	—
Provisions - current portion	71	—	—
Provision for retirement indemnities - defined benefit plans

Accounting policies

The French employees of the Company receive the retirement benefits stipulated by law in France:
• a compensation paid by the Company to employees upon their retirement (defined-benefit plan); and
• a payment of retirement pensions by the social security agencies, which are financed by the contributions made by companies and employees (defined contribution plans in France).
The French Company pension commitments are not covered by plan assets.The American employees do not receive defined-benefit plan.
For the defined-benefit plans, the costs of the retirement benefits are estimated by using the projected credit unit method.
The consolidated financial statements have been prepared applying the IFRS Interpretations Committee (IFRIC) agenda decision dated May 24, 2021 “Attributing Benefit to Periods of Service (IAS 19 Employee Benefits. The Company applies the Pharmaceutical Industry” collective agreement (“Convention collective nationale de l’industrie pharmaceutique”), which caps the pension rights after 30 years of employment.
Through its agenda decision, IFRIC considers that, as long as, on the one hand, no rights are acquired in the event of departure before retirement age and, on the other hand, rights are caped after a certain number of years of service, the retirement benefits should be spread over the last 30 years before the retirement date that give rights to those benefits. The retirement benefit commitments are valued at the current value of the future payments estimated using, for discounting, the market rate for high quality corporate bonds with a term that corresponds to the estimated term for the payment of the benefits.
The difference between the amount of the provision at the beginning of a period and at the close of that period is recognized through profit or loss for the portion representing the costs of services rendered and the net interest costs, and through other comprehensive income for the portion representing the actuarial gains and losses.
The Company’s payments for the defined-contribution plans are recognized as expenses on the statement of income (loss) of the period in which they become payable.

As part of the estimate of the retirement commitments, the following assumptions were used for all categories of employees:

	12/31/2019	12/31/2020	12/31/2021
Discount rate	0.77%	0.34%	0.79%
Wage increase	2.00%	2.00%	2.00%
Social welfare contribution rate - non executive employees	36.00%	39.00%	39.00%
- executive employees	50.00%	51.00%	51.00%
- executive management	52.00%	49.00%	49.00%
Expected staff turnover - non executive and executive employees	High	High	High
- executive management	Low	Low	Low
Age of retirement	65 - 67 years	65 - 67 years	65 - 67 years
Mortality table	INSEE 2018	INSEE 2019	TGH05 TGF05
The change in the provision for retirement indemnities is as follows:

(amounts in thousands of euros)
As of December 31, 2018	347
Service costs	115
Financial costs	6
Actuarial gains and losses	38
As of December 31, 2019	506
Service costs	123
Financial costs	4
Actuarial gains and losses	19
As of December 31, 2020	652
Service costs	(63)
Financial costs	3
Actuarial gains and losses	(68)
As of December 31, 2021	524
The final IFRS IC agenda decision of May 24, 2021 regarding the attribution of benefits to periods of service does not have a significant impact on the Company
Provision for risks

Accounting policies

The provisions for risks correspond to the commitments resulting from litigations and various risks whose due dates and amounts are uncertain. The amount recognized as a provision is the best estimate of the expenses necessary to extinguish the obligation.

Financial liabilities

Accounting policies

Unless otherwise stated, financial liabilities are initially recognized at fair value less transaction costs and subsequently measured at amortized cost using the effective interest rate method.
Financial liabilities with a maturity of more than one year are classified in “Financial liabilities – non-current portion” in accordance with IAS 1.

(amounts in thousands of euros)	Convertible notes	Conditional advances	Bank loans	Other	Total
As of December 31, 2018	—	1,181	799	39	2,019
Collection	—	—	—	38	38
Amortized cost	—	140	—	—	140
Repayment	—	—	(738)	—	(738)
Reclassification	—	—	—	(39)	(39)
FX rate impact	—	—	—	—	—
As of December 31, 2019	—	1,321	61	38	1,420
Collection	14,155	2,979	10,000	—	27,134
Fair value of embedded derivatives	(1,070)	—	—	—	(1,070)
Amortized cost	1,684	121	20	—	1,825
Conversion	(12,600)	—	—	—	(12,600)
Repayment	—	—	(62)	—	(62)
Reclassification	—	—	—	—	—
FX rate impact	—	—	—	(3)	(3)
As of December 31, 2020	2,169	4,421	10,019	35	16,644
Collection	11,423	734			12,157
Fair value of embedded derivatives	(758)				(758)
Amortized cost	1,566	126	58		1,750
Conversion	(14,400)				(14,400)
Repayment					—
FX rate impact				3	3
As of December 31, 2021	—	5,281	10,077	38	15,396
Financial liabilities by maturity

December 31, 2019 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Conditional advances	—	—	—	1,321	1,321
Bank loans	62	—	—	—	62
Other	—	—	38	—	38
Total financial liabilities	62	—	38	1,321	1,421

December 31, 2020 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Convertible notes	2,169	—	—	—	2,169
Conditional advances	—	—	—	4,421	4,421
Bank loans	96	3,768	4,069	2,086	10,019
Other	—	35	—	—	35
Total financial liabilities	2,265	3,803	4,069	6,507	16,644

December 31, 2021 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Convertible notes					—
Conditional advances				5,281	5,281
Bank loans	164	5,014	4,424	475	10,077
Other		38			38
Total financial liabilities	164	5,052	4,424	5,756	15,396
Convertible notes

Accounting policies

In accordance with IFRS 9, a financial instrument with all three of the following characteristics is a derivative:
•its value changes in response to changes in the so-called “underlying”
•it requires no initial net investment,
•it is settled at a future date.
Derivatives are initially recognized at their fair value and subsequent changes are recognized in financial income (loss).

In accordance with IAS 32, a derivative is qualified as an equity instrument only if it will be necessarily settled by exchanging a fixed amount of cash for a fixed amount of equity instruments of the issuer. Equity instruments are initially recognized at their fair value and are not subsequently remeasured.

Generally, convertible notes are qualified as compound instruments as they have both a financial liability and an equity component.

Because the conversion option is a derivative, if the conversion option does not meet the “fixed-for-fixed” condition, the conversion option is classified as a financial derivative liability. In that case, convertible notes are qualified as hybrid instrument in accordance with IFRS 9 comprising a financial liability for the host contract plus an embedded derivative instrument for the conversion option.

The initial bifurcation of a separable embedded derivative does not result in any gain or loss being recognized.
Because the embedded derivative component is measured at fair value on initial recognition, the carrying amount of the host contract on initial recognition is the difference between the carrying amount of the hybrid instrument and the fair value of the embedded derivative.

On June 24, 2020, the Company signed a financing agreement with Luxembourg-based European High Growth Opportunities Securitization Fund in the form of convertible notes with share subscription warrants attached (“OCABSA”).
The Company issued 1,200 note warrants for free that may be exercised in tranches at the Company request until June 25, 2022. European High Growth Opportunities Securitization Fund may request the issuance of two tranches at any time.
Each exercise of a note warrant will give rise to the issuance of 60 convertible note with 33,670 warrants attached (or of 30 convertible notes with 16,835 warrants if the Company's market capitalization is lower to €50 million during 20 consecutive trading days).
The convertible notes (“OCA”) have the following characteristics:
•Nominal value: €50 thousand
•Subscription price: 98% of the nominal value
•Maturity: 12 months
•The notes will not bear interests
•Conversion ratio: N = Vn / P where
◦N is the number of Shares that can be subscribed
◦Vn is the nominal value of a convertible note
◦P is the higher of (i) 95% of the volume weighted average trading price of the Company's shares on Euronext Paris during the 3 consecutive trading days preceding the conversion date, (ii) the nominal value of the share and (iii) the minimum issuance price of a share as provided in the 25th resolution of the Shareholder's Meeting held on June 21, 2019 (or any resolution that may succeed it), i.e., to date 80% of the volume-weighted average (in the central order book and excluding off-market block trades) of the Company's share price on Euronext Paris during the 3 trading sessions prior to the pricing of the issue price, it being specified that the theoretical value of the warrants will be taken into account and that the Shareholder's Meeting has set at 10 million the maximum number of shares that may be issued.
The share subscription warrants (“BSA”) have the following characteristics:
•Maturity: 5 years
•Each warrant give the right to subscribe one share
•Exercise price: 120% of the lowest volume-weighted average price of the Company's share observed over the fifteen trading days preceding the request for exercise of the first tranche (ie €8.91).
At the end of 2021, the Company has issued nine tranches of €3.0 million each on July 6, 2020, August 24, 2020, November 17, 2020, December 7, 2020, December 22, 2020, March 2, 2021, May 19, 2021, ,July 22, 2021 and August 24,2021 respectively (of which two tranches were issued on European High Growth Opportunities Securitization Fund request), representing a total amount of €27.0 million, Consequently, 540 OCA were issued with 303,030 BSA attached. During the financial year, 288 OCA were converted into 2,977,887 shares (see note 4.7).
As of December 31, 2021, 0 OCA and 303,030 BSA are outstanding.
Analysis and valuation of the components of the convertible notes’ agreement
The financing agreement signed with European High Growth Opportunities Securitization Fund includes:
•A put and call option linked to the mutual commitment between the Company and the investor linked to note warrants that may be exercised in tranches at the Company request and the possibility for the investor to request the issuance of two tranches. The mutual commitment has been qualified as derivative and has a null value.
•At the issuance of a tranche:
◦A host contract recognized as financial liability;
◦A conversion option recognized as derivative liability;
◦Warrants recognized as derivative liability. Despite the fixed exchange parity of these instruments, they cannot be qualified as equity instruments due to a specific clause of the contract.
Derivative liabilities fall under category 3 defined by IFRS 13.
The financial liability is amortized using the effective interest rate (13.72% in average for the tranches issued in 2021) over the estimated maturity date (2 months in average for the tranches issued in 2021).
If the convertible notes are converted before the estimated maturity date, any difference between the fair value of the shares issued and the cumulative amount of the financial liability and the derivative liability at the date of conversion is recognized in financial income (loss).
Fair value of the conversion option is estimated with a Monte-Carlo valuation model using the following main assumptions:

	12/31/2020	At the issuance date				12/31/2021
		Tranche 6	Tranche 7	Tranche 8	Tranche 9
Number of convertible notes	48	60	60	60	60	0
Estimated conversion price	€6.75	€6.94	€4.87	€3.99	€4.84	€—
Expected term	1 month	1 month	1 month	1 month	1 month	—
Fair value (in thousands of euros)	129	160	160	162	161	—
Fair value of the warrants is estimated with a Black & Scholes valuation model using the following main assumptions:

	12/31/2020	At the issuance date				12/31/2021
		Tranche 6	Tranche 7	Tranche 8	Tranche 9
Number of warrants	168,350	33,670	33,670	33,670	33,670	303,030
Price of the underlying share	€7.11	€7.30	€5.13	€4.20	€5.09	2.12
Expected dividends	—%	—%	—%	—%	—%	—%
Volatility	58.11%	58.40%	62.24%	61.13%	61.37%	47%
Expected term	2 years	1 year, 10 months	1 year, 7 months	1 year, 6 months	1 year, 4 months	1 year
Fair value (in thousands of euros)	288	59	25	11	19	0
Conditional advances

Accounting policies

Funds received from Bpifrance in the form of conditional advances are recognized as financial liabilities, as the Company has a contractual obligation to reimburse Bpifrance for such conditional advances in cash based on a repayment schedule provided the conditions are complied with.
Receipts or reimbursements of conditional advances are reflected as financing transactions in the statement of cash flows.
The amount resulting from the benefit of conditional advances that do not bear interest at market rates is considered a subsidy. This benefit is determined by applying a discount rate equal to the rate the Company would have to pay for a bank borrowing over a similar maturity.
The implicit interest rate resulting from taking into account all the repayments plus the additional payments due in case of commercial success is used to determine the amount recognized annually as a finance expense.
In the event of a change in payment schedule of the stipulated repayments of the conditional advances, the Company recalculates the net book value of the debt resulting from the discounting of the anticipated new future cash flows at the initial effective interest rate. The adjustment that results therefrom is recognized in the consolidated statement of income (loss) for the period during which the modification is recognized.

Within the scope of the TEDAC project, Bpifrance granted to the Company a conditional advance for a total amount of €4,895 thousand. This conditional advance is paid upon completion of the following key milestones:
•€63 thousand upon signature of the agreement (received in 2012)
•€1,119 thousand upon the milestone n°4 (received in 2016)
•€2,979 thousand upon the milestone n°6 (received in 2020)
•€734 thousand upon the milestone n°7 (received in 2021)
The Company undertakes to repay Bpifrance:
a)    an amount of €5,281 thousand upon achieving cumulative sales (excluding VAT) equal to or greater than €10 million, according to the following payment schedule:
•€500 thousand at the latest on June 30 of the first year in which the cumulative sales condition is achieved,
•€750 thousand at the latest on June 30 of the second year,
•€1,500 thousand at the latest on June 30 of the third year,
•€2,531 thousand at the latest on June 30 of the fourth year,
b)    and, where applicable, an annuity equal to 50% of the income generated through the sale of intellectual property rights resulting from the project, within the limit of a total repayment of €5,281 thousand.
As soon as the cumulative amount of the Company's sales exceeds €60 million, the Company undertakes to pay Bpifrance 2.5% of the sales generated by the products developed within the project during a period of 5 years, limited to a total amount of €15 million.
Bank loans
In 2017, the Company received a bank loan amounting to €1.9 million with Société Générale with a 0.4% interest rate and 36 monthly repayment terms to finance its investments. This bank loan is fully repaid as of December 31, 2020.
In November 2020, the Company received two loans of €5.0 million each, in the form of State-Guaranteed Loan (Prêt Garanti par l’Etat, or PGE in France), with Bpifrance and Société Générale. The loans bear interest at fixed rates of 1.67% and 0.25% per annum respectively, with an initial term of one year and a five-year deferral option and the French government will guarantee 90% of the amount due. The Company used the deferral options, the two loans are classified in “Financial liabilities – non-current portion”
Lease liabilities

Accounting policies

In accordance with IFRS 16 Leases (“IFRS 16”), applicable since January 1, 2019, the lease liability is recognized on the lessee’s balance sheet when the asset linked to the lease agreement become available.
The lease liability is recognized for an amount equal to the present value of the lease payments over the lease term. The lease liability is then increased by the interest expense and decreased by the rents paid.
The lease liability may be remeasured in the following situations:
•Modification related to the assessment of the exercise of an option to purchase or the extension or the non-exercise of a termination option (which become reasonably certain);
•Rent adjustments based on rates and indices provided in the contracts.

The duration corresponds to the firm period of the commitment and takes into account the optional periods that are reasonably certain to be exercised.

The Company has used its judgment in determining the term of the lease agreements providing for an extension option. The fact that the Company has determined that it is reasonably certain to exercise such options affects the lease term and has a significant impact on the amount of the right of use and the lease liability.

(in thousands of euros)
Operating lease commitment as lessee (December 31, 2018)	8,268
Unrecognized contracts in accordance with IFRS 16 exemptions	(142)
Differences in the durations used linked to termination and extension options that are reasonably certain to be exercised	5,798
Leases signed in 2018 for an asset available after January 1, 2019	(2,593)
Other (including the improvement allowance (Princeton lease))	(2,045)
Non-discounted lease liability under IFRS 16 as of January 1, 2019	9,285
Discount effect	(1,551)
Discounted lease liability under IFRS 16 as of January 1, 2019	7,734

For contracts previously classified as finance leases, the lease liability as of January 1, 2019 was determined as the lease liability that was calculated in accordance with IAS 17.

Until December 31, 2018, only rental obligations related to finance lease agreements for which the Company bears substantially all the benefits and risks inherent in the ownership of the property were recorded in financial liabilities in accordance with IAS 17 Leases (“IAS 17”).

The Company has applied exemptions set out in IFRS 16 regarding:
•Contracts with a lease term of 12 months. These contracts have resulted in an expense of approximately €227 thousand in 2019, €— thousand in 2020 and €824 in 2021.
•Contracts for low value assets. These contracts have resulted in an expense of approximately €33 thousand in 2019, €31 thousand in 2020 and €30 in 2021.

(in thousands of euros)	Lease liabilities
As of December 31, 2019	12,703
Allowance received from a lessor (1)	188
Increase without cash impact	98
Repayment	(1,615)
Decrease without cash impact	—
FX rate impact	(570)
Capitalized interests	0
Reclassification	0
As of December 31, 2020	10,804
Increase without cash impact	399
Repayment	(1,702)
Decrease without cash impact	—
FX rate impact	478
Capitalized interests	—
Reclassification	—
As of December 31, 2021	9,979
(1)Allowance received for fixture and fittings for Princeton manufacturing facility.

Lease liabilities by maturity

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
As of December 31, 2019	1,425	3,411	2,525	5,342	12,703
As of December 31, 2020	1,607	2,949	2,202	4,046	10,804
As of December 31, 2021	1,817	2,548	2,255	3,359	9,979
Trade payables and other current liabilities

Accounting policies

Trade payables and other current liabilities are initially measured at their fair value less transaction costs directly attributable, and then at the amortized cost, calculated using the EIR method. Given the due date, the amortized cost is equal to the initial fair value.

Costs are recognized when incurred. The excess of costs incurred over invoices received is recorded in "Vendors - accruals".

Estimation of the hospital costs
The hospital costs related to clinical trials sponsored by the Company are measured based on two allocation keys: (i) site activation for fixed costs which are recognized in full when sites are activated and (ii) patient randomization for variable patient costs (including chemotherapy costs) which are spread over the estimated time of treatment of the patient as planned in the clinical protocol. These allocation keys are applied to the estimated expenses of the clinical trial. The excess of estimated costs incurred over invoices received is recorded in "Vendors - accruals".

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Vendors	5,074	4,706	2,485
Vendors - accruals	8,701	16,204	11,669
Total trade and other payables	13,775	20,910	14,154
Social liabilities, taxation and social security	3,628	4,149	3,716
Fixed assets payables	726	86	2
Deferred revenue	61	148	93
Other payables	95	53	59
Total other current liabilities	4,510	4,436	3,870
Hospital costs accruals amounted to €4,047 thousand as of December 31, 2019, €10,770 thousand as of December 31, 2020 and €9,289 thousand as of December 31, 2021.
Financial instruments recognized in the consolidated statement of financial position and effect on net income (loss)

Accounting policies

The valuation and the accounting treatment of the financial assets and liabilities are defined by IFRS 9 Financial Instruments (“IFRS 9”).
Financial assets at the amortized cost
These instruments are initially recognized at their fair value and then at the amortized cost calculated with the effective interest rate (“EIR”) method.
Financial liabilities at the amortized cost
Loans and other financial liabilities are initially measured at their fair value less transaction costs directly attributable, and then at the amortized cost, calculated using the EIR method.
Financial assets and financial liabilities measured at fair value
In accordance with IFRS 13 Fair Value Measurement (“IFRS 13”), financial instruments are presented in three categories based on a hierarchical method used to determine their fair value:
• Level 1: fair value calculated using quoted prices in an active market for identical assets and liabilities;
• Level 2: fair value calculated using valuation techniques based on observable market data such as prices of similar assets and liabilities or parameters quoted in an active market;
• Level 3: fair value calculated using valuation techniques based wholly or partly on unobservable inputs such as prices in an inactive market or a valuation based on multiples for unlisted securities.

As of December 31, 2019 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other financial assets	759			759		759
Trade and other receivables	36			36		36
Other current assets	5,828			5,828		5,828
Cash and cash equivalents (2)	73,173	73,173				73,173
Total financial assets	79,796	73,173	—	6,623	—	79,796
Financial liabilities - non current portion (3)	1,321				1,321	1,321
Lease liabilities - non current portion (4)	11,278				11,278	11,278
Financial liabilities - current portion (3)	99				99	99
Lease liabilities - current portion (4)	1,425				1,425	1,425
Trade and other payables	13,775				13,775	13,775
Other current liabilities	4,449				4,449	4,449
Total financial liabilities	32,347	—	—	—	32,347	32,347

As of December 31, 2020 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other financial assets	1,150			1,150		1,150
Trade and other receivables	4			4		4
Other current assets	4,389			4,389		4,389
Cash and cash equivalents (2)	44,446	44,446				44,446
Total financial assets	49,989	44,446	—	5,543	—	49,989
Financial liabilities - non current portion (3)	14,379				14,379	14,379
Derivative liabilities - non current portion (5)	288	288				288
Lease liabilities - non current portion (4)	9,197				9,197	9,197
Financial liabilities - current portion (3)	2,265				2,265	2,265
Derivative liabilities - current portion (5)	129	129				129
Lease liabilities - current portion (4)	1,607				1,607	1,607
Trade and other payables	20,910				20,910	20,910
Other current liabilities	4,288				4,288	4,288
Total financial liabilities	53,063	417	—	—	52,646	53,063

As of December 31, 2021 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other financial assets	1,260			1,260		1,260
Trade and other receivables	12			12		12
Other current assets	4,218			4,218		4,218
Cash and cash equivalents (2)	33,699	33,699				33,699
Total financial assets	39,189	33,699	—	5,490	—	39,189
Financial liabilities - non current portion (3)	15,232				15,232	15,232
Derivative liabilities - non current portion (5)	—	0				—
Lease liabilities - non current portion (4)	8,162				8,162	8,162
Financial liabilities - current portion (3)	164				164	164
Derivative liabilities - current portion (5)	—	0				—
Lease liabilities - current portion (4)	1,817				1,817	1,817
Trade and other payables	14,154				14,154	14,154
Other current liabilities	3,777				3,777	3,777
Total financial liabilities	43,306	—	—	—	43,306	43,306
(1)The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
(2)Cash and cash equivalents are comprised of money market funds and time deposit accounts, which are measured using level 1 measurements.
(3)The fair value of financial liabilities is determined using level 2 measurements.
(4)The fair value of lease liabilities is determined using level 2 measurements.
(5)The fair value of derivative liabilities is determined using level 3 measurements.